Estimated Future Defined Benefit Pension and Other Benefit Payments (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013
Pension Plans, Defined Benefit
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
2014	535
2015	554
2016	572
2017	590
2018	607
2019 - 2023	3,216
Other Postretirement Benefit Plans, Defined Benefit
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
2014	37
2015	37
2016	37
2017	37
2018	36
2019 - 2023	175